John Hancock
Fixed Income ETFs
Quarterly portfolio holdings 7/31/2022

Funds’ investments
CORPORATE BOND ETF

As of 7-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.8%				$18,317,110
(Cost $20,700,487)
Communication services 10.6%				1,966,607
Diversified telecommunication services 3.1%
AT&T, Inc.	3.500	06-01-41	128,000	107,338
Level 3 Financing, Inc. (A)	3.400	03-01-27	213,000	192,226
Verizon Communications, Inc.	2.650	11-20-40	351,000	271,108
Entertainment 1.6%
Magallanes, Inc. (A)	4.279	03-15-32	100,000	93,327
TWDC Enterprises 18 Corp.	4.125	12-01-41	215,000	203,785
Media 3.9%
Charter Communications Operating LLC	3.500	06-01-41	446,000	326,498
Comcast Corp.	3.750	04-01-40	425,000	391,090
Wireless telecommunication services 2.0%
T-Mobile USA, Inc.	2.550	02-15-31	436,000	381,235
Consumer discretionary 9.7%				1,808,155
Automobiles 2.6%
General Motors Financial Company, Inc.	2.700	08-20-27	308,000	277,652
Hyundai Capital America (A)	0.800	01-08-24	213,000	202,797
Hotels, restaurants and leisure 4.2%
Booking Holdings, Inc.	3.650	03-15-25	234,000	236,419
Expedia Group, Inc.	3.250	02-15-30	319,000	275,500
Marriott International, Inc.	4.625	06-15-30	276,000	270,082
Internet and direct marketing retail 1.9%
Amazon.com, Inc.	2.500	06-03-50	468,000	351,309
Specialty retail 1.0%
The Home Depot, Inc.	3.625	04-15-52	216,000	194,396
Consumer staples 1.8%				326,056
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	113,000	109,169
Food products 1.2%
Kraft Heinz Foods Company	3.875	05-15-27	115,000	114,351
Kraft Heinz Foods Company	5.200	07-15-45	103,000	102,536
Energy 10.4%				1,933,130
Oil, gas and consumable fuels 10.4%
Aker BP ASA (A)	3.750	01-15-30	319,000	293,494
Cenovus Energy, Inc.	5.400	06-15-47	213,000	211,139
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	298,000	280,686
Energy Transfer LP	5.250	04-15-29	213,000	215,772
Kinder Morgan, Inc.	3.600	02-15-51	93,000	72,478
MPLX LP	4.500	04-15-38	213,000	193,630
Sabine Pass Liquefaction LLC	5.750	05-15-24	287,000	292,919
Targa Resources Partners LP	4.875	02-01-31	200,000	188,015
The Williams Companies, Inc.	2.600	03-15-31	213,000	184,997
Financials 30.8%				5,711,473
Banks 20.7%
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	521,000	455,538
Bank of America Corp. (2.972% to 7-21-51, then SOFR + 1.560%)	2.972	07-21-52	175,000	130,503
Barclays PLC	4.375	01-12-26	425,000	426,384
2	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	425,000	$383,439
Citizens Financial Group, Inc.	3.250	04-30-30	425,000	388,866
Credit Agricole SA (A)	3.250	01-14-30	266,000	230,363
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%)	2.739	10-15-30	468,000	419,602
JPMorgan Chase & Co. (3.157% to 4-22-41, then SOFR + 1.460%)	3.157	04-22-42	225,000	183,585
Lloyds Banking Group PLC	4.450	05-08-25	425,000	427,110
Santander Holdings USA, Inc.	4.400	07-13-27	425,000	414,995
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	425,000	385,881
Capital markets 8.0%
Ares Capital Corp.	3.875	01-15-26	213,000	200,484
Blackstone Private Credit Fund (A)	2.350	11-22-24	228,000	209,601
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	213,000	185,106
Morgan Stanley	3.875	04-29-24	499,000	503,099
The Goldman Sachs Group, Inc. (1.431% to 3-9-26, then SOFR + 0.798%)	1.431	03-09-27	425,000	383,978
Insurance 2.1%
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	213,000	186,318
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	213,000	196,621
Health care 8.1%				1,495,549
Biotechnology 1.0%
AbbVie, Inc.	4.250	11-21-49	186,000	174,673
Health care providers and services 4.9%
AmerisourceBergen Corp.	3.450	12-15-27	213,000	209,470
CVS Health Corp.	4.300	03-25-28	129,000	131,127
HCA, Inc.	4.125	06-15-29	213,000	204,983
UnitedHealth Group, Inc.	3.500	08-15-39	205,000	186,434
Universal Health Services, Inc. (A)	2.650	10-15-30	213,000	174,050
Pharmaceuticals 2.2%
Eli Lilly & Company	2.250	05-15-50	105,000	78,171
Royalty Pharma PLC	1.750	09-02-27	213,000	188,920
Viatris, Inc.	4.000	06-22-50	213,000	147,721
Industrials 3.9%				717,780
Aerospace and defense 0.9%
The Boeing Company	3.750	02-01-50	223,000	168,841
Airlines 1.1%
Delta Air Lines, Inc. (A)	4.750	10-20-28	213,000	208,037
Trading companies and distributors 1.9%
AerCap Ireland Capital DAC	2.450	10-29-26	159,000	141,447
Air Lease Corp.	2.875	01-15-26	213,000	199,455
Information technology 11.5%				2,126,634
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	133,000	108,663
IT services 1.0%
Visa, Inc.	2.700	04-15-40	213,000	179,432
Semiconductors and semiconductor equipment 3.9%
Broadcom Corp.	3.625	01-15-24	207,000	206,963
Micron Technology, Inc.	4.185	02-15-27	213,000	212,476
NVIDIA Corp.	2.850	04-01-30	319,000	304,379
Software 3.3%
Microsoft Corp.	2.525	06-01-50	457,000	356,009
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	3

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp.	2.300	03-25-28	117,000	$105,036
Oracle Corp.	3.950	03-25-51	202,000	156,451
Technology hardware, storage and peripherals 2.7%
Apple, Inc.	2.700	08-05-51	425,000	333,690
Dell International LLC (A)	3.450	12-15-51	159,000	112,319
Dell International LLC	8.350	07-15-46	40,000	51,216
Materials 3.1%				579,580
Chemicals 1.0%
Braskem Netherlands Finance BV (A)	4.500	01-31-30	200,000	182,500
Construction materials 1.0%
Vulcan Materials Company	3.500	06-01-30	213,000	197,415
Metals and mining 1.1%
Freeport-McMoRan, Inc.	5.450	03-15-43	213,000	199,665
Real estate 3.6%				674,072
Equity real estate investment trusts 3.6%
Equinix, Inc.	1.550	03-15-28	213,000	185,411
GLP Capital LP	5.375	04-15-26	213,000	211,390
Host Hotels & Resorts LP	3.375	12-15-29	319,000	277,271
Utilities 5.3%				978,074
Electric utilities 4.1%
NextEra Energy Capital Holdings, Inc.	2.750	11-01-29	266,000	243,660
NRG Energy, Inc. (A)	4.450	06-15-29	287,000	263,813
Vistra Operations Company LLC (A)	4.300	07-15-29	266,000	246,005
Multi-utilities 1.2%
CenterPoint Energy Resources Corp.	1.750	10-01-30	266,000	224,596

	Yield (%)	Shares	Value
Short-term investments 0.5%			$94,335
(Cost $94,335)
Short-term funds 0.5%			94,335
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8782(B)	94,335	94,335

Total investments (Cost $20,794,822) 99.3%	$18,411,445
Other assets and liabilities, net 0.7%	138,001
Total net assets 100.0%	$18,549,446

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,605,153 or 14.0% of the fund’s net assets as of 7-31-22.
(B)	The rate shown is the annualized seven-day yield as of 7-31-22.
The fund had the following country composition as a percentage of net assets on 7-31-22:
United States	87.1%
United Kingdom	4.6%
Canada	2.7%
4	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Norway	1.6%
France	1.2%
Germany	1.0%
Netherlands	1.0%
Other countries	0.8%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 7-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 48.3%				$12,069,853
(Cost $12,979,122)
U.S. Government Agency 48.3%				12,069,853
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	09-01-51	186,057	174,732
30 Yr Pass Thru	2.500	01-01-52	273,354	256,715
30 Yr Pass Thru	3.000	05-01-51	290,358	283,144
30 Yr Pass Thru	3.000	06-01-51	253,695	245,053
30 Yr Pass Thru	3.000	02-01-52	308,569	297,889
30 Yr Pass Thru	3.500	09-01-47	378,449	378,816
30 Yr Pass Thru	4.000	04-01-47	126,727	129,162
Federal National Mortgage Association
30 Yr Pass Thru	2.000	07-01-51	302,946	274,615
30 Yr Pass Thru	2.000	08-01-51	563,933	511,371
30 Yr Pass Thru	2.000	08-01-51	404,515	366,179
30 Yr Pass Thru	2.000	09-01-51	575,092	520,591
30 Yr Pass Thru	2.500	04-01-51	267,994	250,572
30 Yr Pass Thru	2.500	07-01-51	315,959	297,295
30 Yr Pass Thru	2.500	08-01-51	546,066	511,846
30 Yr Pass Thru	2.500	08-01-51	588,536	552,390
30 Yr Pass Thru	2.500	08-01-51	323,519	303,448
30 Yr Pass Thru	2.500	08-01-51	454,860	427,492
30 Yr Pass Thru	2.500	09-01-51	465,960	436,724
30 Yr Pass Thru	2.500	12-01-51	276,772	259,211
30 Yr Pass Thru	2.500	01-01-52	276,963	259,238
30 Yr Pass Thru	2.500	03-01-52	578,862	542,541
30 Yr Pass Thru	3.000	11-01-46	387,532	380,537
30 Yr Pass Thru	3.000	11-01-46	221,776	217,773
30 Yr Pass Thru	3.000	04-01-47	232,859	228,511
30 Yr Pass Thru	3.000	05-01-50	246,214	240,192
30 Yr Pass Thru	3.000	11-01-50	278,191	271,735
30 Yr Pass Thru	3.000	07-01-51	241,172	233,711
30 Yr Pass Thru	3.000	08-01-51	529,030	513,778
30 Yr Pass Thru	3.000	02-01-52	307,852	297,485
30 Yr Pass Thru	3.500	12-01-46	177,573	179,077
30 Yr Pass Thru	3.500	02-01-47	205,919	206,505
30 Yr Pass Thru	3.500	02-01-48	273,166	273,601
30 Yr Pass Thru	3.500	11-01-48	236,238	237,224
30 Yr Pass Thru	3.500	04-01-50	239,392	240,167
30 Yr Pass Thru	3.500	04-01-51	227,732	228,237
30 Yr Pass Thru	3.500	03-01-52	147,941	148,015
30 Yr Pass Thru	4.000	04-01-47	122,906	125,267
30 Yr Pass Thru	4.000	07-01-47	125,654	128,068
30 Yr Pass Thru	4.000	03-01-48	140,763	143,159
30 Yr Pass Thru	4.000	06-01-49	120,060	122,292
30 Yr Pass Thru	4.000	06-01-49	113,733	115,648
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	06-01-49	125,532	$128,257

30 Yr Pass Thru	4.000	04-01-50	128,833	131,590
Collateralized mortgage obligations 36.4%				$9,102,670
(Cost $9,979,281)
Commercial and residential 20.7%				5,175,454
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A2 (A)(B)	2.410	04-25-65	128,030	117,253
Bellemeade Re, Ltd.
Series 2021-3A, Class M2 (1 month SOFR + 3.150%) (A)(C)	4.664	09-25-31	200,000	177,463
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (A)(B)	2.316	02-25-49	100,000	92,081
Bunker Hill Loan Depositary Trust
Series 2019-3, Class M1 (A)	3.269	11-25-59	100,000	96,584
BX Commercial Mortgage Trust
Series 2021-MC, Class E (1 month LIBOR + 2.100%) (A)(C)	4.099	04-15-34	100,000	93,477
Series 2021-VOLT, Class F (1 month LIBOR + 2.400%) (A)(C)	4.399	09-15-36	200,000	188,319
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(C)	4.549	12-15-37	200,000	191,391
COLT Mortgage Loan Trust
Series 2021-1, Class A1 (A)(B)	0.910	06-25-66	215,007	189,845
Series 2021-4, Class A1 (A)(B)	1.397	10-25-66	177,860	153,126
Series 2021-4, Class B1 (A)(B)	3.764	10-25-66	200,000	149,546
Series 2021-HX1, Class B1 (A)(B)	3.110	10-25-66	100,000	75,583
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR21, Class A3	3.528	12-10-47	365,457	360,783
DBGS Mortgage Trust
Series 2018-BIOD, Class D (1 month LIBOR + 1.300%) (A)(C)	3.172	05-15-35	91,376	89,192
Eagle Re, Ltd.
Series 2021-2, Class M1B (1 month SOFR + 2.050%) (A)(C)	3.564	04-25-34	200,000	193,693
FREMF Mortgage Trust
Series 2016-K56, Class B (A)(B)	3.943	06-25-49	200,000	197,675
Series 2018-K730, Class B (A)(B)	3.795	02-25-50	200,000	197,700
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1 (A)(B)	2.489	09-25-56	200,000	149,709
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month LIBOR + 1.800%) (A)(C)	3.799	05-15-36	275,000	266,430
Life Mortgage Trust
Series 2021-BMR, Class F (1 month LIBOR + 2.350%) (A)(C)	4.349	03-15-38	201,509	188,118
MFA Trust
Series 2020-NQM3, Class M1 (A)(B)	2.654	01-26-65	100,000	95,664
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (A)(B)	3.500	12-25-58	85,624	83,395
Oaktown Re VII, Ltd.
Series 2021-2, Class M1B (1 month SOFR + 2.900%) (A)(C)	4.414	04-25-34	200,000	185,567
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F (1 month LIBOR + 3.350%) (A)(C)	5.350	07-15-38	300,000	280,478
Ready Capital Mortgage Trust
Series 2019-5, Class E (A)(B)	5.470	02-25-52	250,000	220,002
Triangle Re, Ltd.
Series 2021-3, Class M1B (1 month SOFR + 2.900%) (A)(C)	4.414	02-25-34	200,000	189,461
TRK Trust
Series 2021-INV1, Class A1 (A)(B)	1.153	07-25-56	164,405	148,624
Verus Securitization Trust
Series 2019-4, Class A1 (2.642% to 10-25-23, then 3.642% thereafter) (A)	2.642	11-25-59	82,425	81,918
Series 2020-5, Class A1 (1.218% to 10-25-24, then 2.218% thereafter) (A)	1.218	05-25-65	121,357	114,791
Series 2020-INV1, Class A2 (A)(B)	3.035	03-25-60	170,000	165,846
Series 2021-1, Class A2 (A)(B)	1.052	01-25-66	111,184	101,029
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	111,720	99,845
Series 2021-3, Class A3 (A)(B)	1.437	06-25-66	93,100	81,655
6	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-4, Class A1 (4.474% to 4-25-26, then 5.474% thereafter) (A)	4.474	04-25-67	94,211	$92,423
Visio Trust
Series 2019-2, Class A1 (A)(B)	2.722	11-25-54	69,444	66,788
U.S. Government Agency 15.7%				3,927,216
Federal Home Loan Mortgage Corp.
Series 2016-SC01, Class M2 (B)	3.902	07-25-46	116,656	114,192
Series 2019-HQA2, Class B1 (1 month LIBOR + 4.100%) (A)(C)	6.359	04-25-49	200,000	200,000
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%) (A)(C)	3.564	12-25-33	300,000	274,151
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(C)	3.514	04-25-42	185,639	184,710
Series 5150, Class IS IO	1.500	08-25-51	1,741,000	202,814
Series K109, Class X1 IO	1.581	04-25-30	1,992,492	191,911
Series K116, Class X1 IO	1.426	07-25-30	2,741,101	242,545
Series X2FX, Class X1 IO	0.632	09-25-25	16,104,727	152,964
Federal National Mortgage Association
Series 2019-R01, Class 2B1 (1 month LIBOR + 4.350%) (A)(C)	6.609	07-25-31	200,000	200,121
Series 2021-R01, Class 1B1 (1 month SOFR + 3.100% (A)(C)	4.614	10-25-41	200,000	179,500
Series 2022-22, Class B	2.000	07-25-54	400,000	298,192
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%) (A)(C)	4.514	04-25-42	100,000	96,590
Series 2022-R07, Class 1M1 (1 month SOFR + 2.950%) (A)(C)	4.467	06-25-42	97,857	98,949
Government National Mortgage Association
Series 2014-103, Class DA (B)	3.250	09-16-54	105,195	102,737
Series 2014-135, Class IO	0.421	01-16-56	15,227,555	309,489
Series 2014-50, Class C	3.400	02-16-47	201,446	197,962
Series 2016-26, Class IO	0.677	02-16-58	6,142,350	182,810
Series 2017-159, Class IO	0.435	06-16-59	4,044,638	152,843
Series 2018-23, Class IO	0.567	11-16-59	2,085,669	97,274
Series 2021-153, Class IA IO	0.100	08-16-61	19,646,725	111,888
Series 2021-178, Class IA IO	0.100	10-16-61	39,446,065	225,119

Series 2021-62, Class IA IO	0.100	02-16-63	19,264,500	110,455
Asset backed securities 13.9%				$3,482,063
(Cost $3,740,708)
Asset backed securities 13.9%				3,482,063
AMSR Trust
Series 2020-SFR1, Class C (A)	2.419	04-17-37	150,000	142,962
Series 2020-SFR4, Class D (A)	2.006	11-17-37	314,000	289,648
Atrium XII
Series 12A, Class DR (3 month LIBOR + 2.800%) (A)(C)	5.559	04-22-27	250,000	235,321
Barings CLO, Ltd.
Series 2013-IA, Class DR (3 month LIBOR + 2.550%) (A)(C)	5.260	01-20-28	250,000	238,744
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	150,046	133,799
Columbia Cent CLO XXVIII, Ltd.
Series 2018-28A, Class BR (3 month LIBOR + 2.150%) (A)(C)	3.521	11-07-30	350,000	327,135
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (A)	3.320	08-27-35	165,164	153,231
FirstKey Homes Trust
Series 2021-SFR2, Class E1 (A)	2.258	09-17-38	200,000	174,953
LCM XV LP
Series 15A, Class DR (3 month LIBOR + 3.700%) (A)(C)	6.410	07-20-30	250,000	227,534
Progress Residential Trust
Series 2020-SFR1, Class C (A)	2.183	04-17-37	300,000	285,614
Series 2021-SFR3, Class E2 (A)	2.688	05-17-26	100,000	88,819
Series 2021-SFR4, Class A (A)	1.558	05-17-38	200,000	181,957
Series 2021-SFR4, Class E1 (A)	2.409	05-17-38	150,000	133,933
Series 2021-SFR5, Class E2 (A)	2.359	07-17-38	225,000	194,580
Store Master Funding I-VII & XIV
Series 2019-1, Class A2 (A)	3.650	11-20-49	191,100	180,430
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	7

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	199,000	$175,111
TIF Funding II LLC
Series 2021-1A, Class A (A)	1.650	02-20-46	132,563	116,191
Tricon Residential Trust
Series 2021-SFR1, Class G (A)	4.133	07-17-38	100,000	89,096
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	2.165	10-15-46	125,000	113,005

	Yield (%)	Shares	Value
Short-term investments 1.1%			$269,154
(Cost $269,154)
Short-term funds 1.1%			269,154
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8782(D)	269,154	269,154

Total investments (Cost $26,968,265) 99.7%	$24,923,740
Other assets and liabilities, net 0.3%	70,646
Total net assets 100.0%	$24,994,386

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,530,755 or 38.1% of the fund’s net assets as of 7-31-22.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 7-31-22.
PREFERRED INCOME ETF

As of 7-31-22 (unaudited)
	Shares	Value
Preferred securities 58.2%		$13,934,980
(Cost $14,084,381)
Communication services 5.2%		1,239,492
Diversified telecommunication services 1.3%
Qwest Corp., 6.750%	12,492	308,552
Media 0.3%
Paramount Global, 5.750%	2,050	79,192
Wireless telecommunication services 3.6%
Telephone & Data Systems, Inc., 6.000%	9,492	205,502
Telephone & Data Systems, Inc., 6.625%	9,079	217,533
U.S. Cellular Corp., 5.500%	4,787	100,048
U.S. Cellular Corp., 5.500%	4,873	101,992
U.S. Cellular Corp., 6.250%	9,741	226,673
Consumer discretionary 0.9%		219,457
Internet and direct marketing retail 0.9%
Qurate Retail, Inc., 8.000%	3,013	159,388
QVC, Inc., 6.250%	3,011	60,069
8	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Energy 1.5%		$349,976
Oil, gas and consumable fuels 1.5%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	7,321	186,832
NuStar Logistics LP (3 month LIBOR + 6.734%), 9.246% (A)	6,531	163,144
Financials 25.2%		6,044,387
Banks 13.6%
Bank of America Corp., 5.000%	14,015	323,186
Bank of America Corp. (6.450% to 12-15-66, then 3 month LIBOR + 1.327%)	4,705	121,483
Citigroup Capital XIII (3 month LIBOR + 6.370%), 9.176% (A)	13,553	370,403
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	11,065	293,554
Fifth Third Bancorp, 6.000%	8,022	204,802
First Republic Bank, 4.125%	7,380	141,032
First Republic Bank, 4.250%	16,775	325,435
Fulton Financial Corp., 5.125%	4,794	109,543
PacWest Bancorp (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	6,228	161,305
Pinnacle Financial Partners, Inc., 6.750%	6,108	159,480
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	6,545	167,356
The PNC Financial Services Group, Inc. (3 month LIBOR + 4.067%), 5.354% (A)	4,680	118,264
Wells Fargo & Company, 4.750%	18,115	378,966
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	11,243	291,419
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	3,848	100,086
Capital markets 4.8%
Brookfield Finance, Inc., 4.625%	4,228	81,558
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	8,047	213,085
Morgan Stanley, 6.500%	8,425	219,556
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	3,381	88,954
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	20,792	545,790
Consumer finance 0.9%
Navient Corp., 6.000%	10,250	219,043
Insurance 5.9%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	5,503	141,372
American Financial Group, Inc., 5.125%	5,175	128,599
American International Group, Inc., 5.850%	10,233	268,207
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	11,095	297,568
Brighthouse Financial, Inc., 6.600%	11,500	299,460
RenaissanceRe Holdings, Ltd., 4.200%	7,403	141,323
Unum Group, 6.250%	5,125	133,558
Health care 1.1%		256,250
Health care equipment and supplies 1.1%
Becton, Dickinson and Company, 6.000%	5,125	256,250
Industrials 0.7%		163,101
Trading companies and distributors 0.7%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	5,794	163,101
Real estate 1.0%		234,333
Equity real estate investment trusts 1.0%
Pebblebrook Hotel Trust, 6.375%	6,856	155,974
Vornado Realty Trust, 5.400%	3,280	78,359
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	9

	Shares	Value
Utilities 22.6%		$5,427,984
Electric utilities 5.3%
American Electric Power Company, Inc., 6.125%	4,883	269,932
Duke Energy Corp., 5.750%	8,460	224,190
NextEra Energy, Inc., 5.279%	13,612	713,949
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	2,705	59,645
Gas utilities 3.9%
South Jersey Industries, Inc., 5.625%	6,610	129,159
South Jersey Industries, Inc., 8.750%	5,070	349,475
Spire, Inc., 7.500%	4,406	235,501
UGI Corp., 7.250%	2,114	211,633
Independent power and renewable electricity producers 1.9%
The AES Corp., 6.875%	5,125	465,145
Multi-utilities 11.5%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	11,944	304,691
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	17,991	465,067
CMS Energy Corp., 5.625%	7,837	200,079
CMS Energy Corp., 5.875%	5,640	143,256
DTE Energy Company, 5.250%	8,410	210,586
DTE Energy Company, 6.250%	4,101	211,735
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	7,300	168,265
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	11,969	319,333
NiSource, Inc., 7.750%	3,808	448,049

Sempra Energy, 5.750%	11,823	298,294
Common stocks 3.0%		$722,257
(Cost $671,472)
Energy 1.9%		448,266
Oil, gas and consumable fuels 1.9%
BP PLC, ADR	6,073	178,425
Equitrans Midstream Corp.	8,983	70,517
The Williams Companies, Inc.	5,847	199,324
Utilities 1.1%		273,991
Multi-utilities 1.1%
Algonquin Power & Utilities Corp.	5,972	273,991

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 36.2%				$8,681,683
(Cost $9,201,019)
Communication services 1.9%				450,293
Media 1.2%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	294,000	277,693
Wireless telecommunication services 0.7%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	172,600
Consumer discretionary 1.7%				407,772
Automobiles 1.7%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30	115,000	108,963
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	326,000	298,809
10	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 4.1%				$981,274
Oil, gas and consumable fuels 4.1%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	341,000	309,486
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)	6.625	02-15-28	624,000	474,396
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	126,000	120,833
TransCanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%)	5.600	03-07-82	82,000	76,559
Financials 23.5%				5,647,876
Banks 15.4%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)	5.875	03-15-28	252,000	238,455
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	328,000	329,640
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (B)	6.500	10-23-24	39,000	39,991
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)	8.000	06-15-24	256,000	263,680
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)	6.375	04-06-24	259,000	232,793
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	167,000	171,593
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	80,000	79,200
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	297,000	263,319
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (A)(B)	5.597	10-01-22	168,000	166,673
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	219,000	225,023
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)	7.500	06-27-24	341,000	344,496
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	302,000	246,272
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (B)	4.100	02-15-31	195,000	151,652
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (B)	4.700	11-15-31	289,000	230,587
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	126,000	103,320
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	333,000	335,081
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)	3.700	01-15-27	252,000	209,884
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)	5.900	06-15-24	78,000	74,044
Capital markets 2.5%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)	3.750	12-20-26	116,000	101,059
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)	4.000	06-01-26	170,000	154,593
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	127,000	107,474
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	99,000	95,783
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	133,000	135,048
Consumer finance 1.4%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (B)	3.550	09-15-26	212,000	186,348
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	158,000	161,322
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	206,000	192,466
Insurance 3.4%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	153,000	155,293
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)	5.875	03-15-28	225,000	219,403
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	257,000	188,253
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	299,000	245,131
Utilities 5.0%				1,194,468
Electric utilities 2.8%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	116,000	97,856
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	11

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	334,000	$287,794
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	236,000	217,440
The Southern Company (3.750% to 6-15-26, then 5 Year CMT + 2.915%)	3.750	09-15-51	84,000	74,037
Independent power and renewable electricity producers 1.1%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (B)(C)	7.000	12-15-26	114,000	106,013
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	169,000	163,719
Multi-utilities 1.1%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)	6.125	09-01-23	12,000	10,830
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (B)	4.350	01-15-27	84,000	76,440

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750	10-01-54	168,000	160,339
Capital preferred securities 0.8%				$180,579
(Cost $191,208)
Financials 0.8%				180,579
Insurance 0.8%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (C)	7.875	12-15-37	164,000	180,579
Total investments (Cost $24,148,080) 98.2%				$23,519,499
Other assets and liabilities, net 1.8%				440,948
Total net assets 100.0%				$23,960,447

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following country composition as a percentage of net assets on 7-31-22:
United States	88.3%
Canada	5.8%
United Kingdom	3.4%
Bermuda	1.8%
Other countries	0.7%
TOTAL	100.0%
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	19	Short	Sep 2022	$(2,270,372)	$(2,301,672)	$(31,300)
						$(31,300)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
12	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$18,317,110	—	$18,317,110	—
Short-term investments	94,335	$94,335	—	—
Total investments in securities	$18,411,445	$94,335	$18,317,110	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$12,069,853	—	$12,069,853	—
Collateralized mortgage obligations	9,102,670	—	9,102,670	—
Asset backed securities	3,482,063	—	3,482,063	—
Short-term investments	269,154	$269,154	—	—
Total investments in securities	$24,923,740	$269,154	$24,654,586	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities
Communication services	$1,239,492	$1,239,492	—	—
Consumer discretionary	219,457	219,457	—	—
Energy	349,976	349,976	—	—
|	13

	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred Income ETF (continued)
Financials	$6,044,387	$6,044,387	—	—
Health care	256,250	256,250	—	—
Industrials	163,101	163,101	—	—
Real estate	234,333	234,333	—	—
Utilities	5,427,984	5,259,719	$168,265	—
Common stocks	722,257	722,257	—	—
Corporate bonds	8,681,683	—	8,681,683	—
Capital preferred securities	180,579	—	180,579	—
Total investments in securities	$23,519,499	$14,488,972	$9,030,527	—
Derivatives:
Liabilities
Futures	$(31,300)	$(31,300)	—	—
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
14	|